Commitments and Contingencies - Capital Leases (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) agreement	Dec. 31, 2020 USD ($) agreement	Dec. 31, 2019 USD ($)
Commitments and Contingencies
Number of lease agreement | agreement	7	6
Future minimum capital lease payments
2021 (for remaining three months)	$ 674
2021		$ 1,613
2022	2,144	1,615
2023	1,937	1,409
2024	598	510
2025	170	170
Total	5,523	5,317
Less: Amount representing interest	(277)	(355)
Present Value of net minimum capital lease payments	5,246	4,962
Capital leases short term	2,140	1,515	$ 1,365
Capital leases long term	3,106	3,447	$ 3,518
Total	$ 5,246	$ 4,962